SEGMENTAL INFORMATION - Geographical Segment Data (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Geographical segment data:
Revenues (in thousands of $)	$ 106,155	$ 99,828		$ 410,345
Brazil
Geographical segment data:
Revenues (in thousands of $)	0	0	[1]			90,321	[1]
United Arab Emirates
Geographical segment data:
Revenues (in thousands of $)	0	0	[1]			45,951	[1]
Indonesia
Geographical segment data:
Revenues (in thousands of $)	0	0	[1]	38,789	[1]
KUWAIT
Geographical segment data:
Revenues (in thousands of $)	$ 4,182	$ 0		$ 0

[1]	A substantial portion of these revenues for the year ended December 31, 2012 pertain to vessels owned by Golar Partners and its subsidiaries which were deconsolidated from December 13, 2012.